Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Increase (decrease) in valuation allowance	$ 2,659	$ (655)
Undistributed earnings of foreign subsidiaries	24,492
Unrecognized tax benefits	1,158	955	$ 753	$ 608
Interest and penalties related to uncertain tax positions	27	26	32
Income taxes paid	1,849	$ 1,168	$ 1,883
Israel Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 260,273